Business Organization and Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Business Organization and Nature of Operations [Abstract]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 - BUSINESS ORGANIZATION AND NATURE OF OPERATIONS

180 Life Sciences Corp., formerly known as KBL Merger Corp. IV (“180LS”, or together with its subsidiaries, the “Company”), was a blank check company organized under the laws of the State of Delaware on September 7, 2016. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. On November 6, 2020, a business combination was consummated following a special meeting of stockholders, where the stockholders of the Company considered and approved, among other matters, a proposal to adopt a Business Combination Agreement. Pursuant to the Business Combination Agreement, KBL Merger Sub, Inc. merged with 180 Life Corp. (f/k/a 180 Life Sciences Corp.) (“180”), with 180 continuing as the surviving entity and becoming a wholly-owned subsidiary of the Company (the “Business Combination”). References to “KBL” refer to the Company prior to the November 6, 2020 Business Combination.

The Company is a clinical stage biotechnology company focused on the development of therapeutics for unmet medical needs in chronic pain, inflammation, fibrosis and other inflammatory diseases, where anti-TNF therapy will provide a clear benefit to patients, by employing innovative research, and, where appropriate, combination therapy. We have three product development platforms:

●	fibrosis and anti-tumor necrosis factor (“TNF”);

●	drugs which are derivatives of cannabidiol (“CBD”); and

●	alpha 7 nicotinic acetylcholine receptor (“α7nAChR”).

NOTE 1 - BUSINESS ORGANIZATION AND NATURE OF OPERATIONS

180 Life Sciences Corp., formerly known as KBL Merger Corp. IV (“180LS”, or together with its subsidiaries, the “Company”), was a blank check company organized under the laws of the State of Delaware on September 7, 2016. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses.

180 Life Corp. (“180”, f/k/a 180 Life Sciences Corp. and CannBioRx Life Sciences Corp.) is a wholly-owned subsidiary of the Company and was incorporated in the State of Delaware on January 28, 2019. The Company is located in the United States (“U.S.”) and is a medical pharmaceutical company focused upon unmet medical needs in the areas of inflammatory diseases, fibrosis, and chronic pain by employing innovative research and, where appropriate, combination therapies, through 180’s three wholly-owned subsidiaries, 180 Therapeutics L.P. (“180 LP”), CannBioRex Pharmaceuticals Corp. (“CBR Pharma”), and Katexco Pharmaceuticals Corp. (“Katexco”). 180 LP, CBR Pharma and Katexco are together, the “180 Subsidiaries.” Katexco was incorporated on March 7, 2018 under the provisions of the British Corporation Act of British Columbia. Additionally, 180’s wholly-owned subsidiaries Katexco Callco, ULC, Katexco Purchaseco, ULC, CannBioRex Callco, ULC, and CannBioRex Purchaseco, ULC were formed in the Canadian Province of British Columbia on May 31, 2019 to facilitate the acquisition of Katexco, CBR Pharma and 180 LP. On July 1, 2021, the assets and liabilities of the Canadian companies (Katexco and CBR Pharma) were transferred to their respective subsidiaries, which are Katexco Pharmaceuticals Corp. (“Katexco U.S.”) and CannBioRex Pharma Limited (“CBR Pharma U.K.”).

The Company is a clinical stage biotechnology company focused on the development of therapeutics for unmet medical needs in chronic pain, inflammation, fibrosis and other inflammatory diseases, where anti-TNF therapy will provide a clear benefit to patients, by employing innovative research, and, where appropriate, combination therapy. We have three product development platforms:

●	fibrosis and anti-tumor necrosis factor (“TNF”);

●	drugs which are derivatives of cannabidiol (“CBD”); and

●	alpha 7 nicotinic acetylcholine receptor (“α7nAChR”).

Reverse Stock-Split during 2022

On December 15, 2022, the Company held a special meeting of stockholders of the Company whereby the Company’s stockholders approved an amendment to the Second Amended and Restated Certificate of Incorporation, as amended, to effect a reverse stock split of the issued and outstanding shares of common stock, par value $0.0001 per share, in a range of between one-for-four and one-for-twenty shares, in the discretion of the Board of Directors. The Board of Directors subsequently approved a reverse stock split in a ratio of one-for-twenty shares (the “Reverse Stock Split”). Pursuant to the Certificate of Amendment filed with the Secretary of State of Delaware to affect the Reverse Stock Split, with new CUSIP number: 68236V203. No change was made to the trading symbol for the Company’s shares of common stock or public warrants, “ATNF” and “ATNFW”, respectively, in connection with the Reverse Stock Split.

Because the Certificate of Amendment did not reduce the number of authorized shares of common stock, the effect of the Reverse Stock Split was to increase the number of shares of common stock available for issuance relative to the number of shares issued and outstanding. The Reverse Stock Split did not alter the par value of the common stock or modify any voting rights or other terms of the common stock. Any fractional shares remaining after the Reverse Stock Split were rounded up to the nearest whole share.

With regards to the Company’s 2020 Omnibus Incentive Plan and the 2022 Omnibus Incentive Plan, the Company’s Compensation Committee and Board deemed it in the best interests of the Company and its stockholders to (i) adjust the number of shares of Company common stock available for issuance under the Incentive Plans downward by a factor of 20 (with any fractional shares rounded down to the nearest whole share); (ii) reduce the number of shares of common stock issuable upon each outstanding option to purchase shares of common stock of the Company, and all other outstanding awards, by a factor of 20 (with any fractional shares rounded down to the nearest whole share); and (iii) adjust the exercise price of any outstanding options to purchase shares of common stock previously granted under the Incentive Plans up by a factor of 20 (rounded up to the nearest whole cent), in each case to adjust equitably for the exchange ratio of the Reverse Stock Split, which such adjustments effective automatically upon effectiveness of the Reverse Stock Split. The effects of the one-for-twenty reverse stock split have been retroactively reflected throughout the financial statements and notes to the financial statements.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and Russia-Ukraine war on the economy and the capital markets and has concluded that, while it is reasonably possible that such events could have negative effects on the Company’s financial position, the specific impacts are not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of these uncertainties.

The current challenging economic climate may lead to adverse changes in cash flows, working capital levels and/or debt balances, which may also have a direct impact on the Company’s future operating results and financial position. The ultimate duration and magnitude of the impact and the efficacy of government interventions on the economy and the financial effect on the Company is not known at this time. The extent of such impact will depend on future developments, which are highly uncertain and not in the Company’s control.